UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 02/28

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Enhanced S&P 500 Index Fund

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 10.0%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	9,100	153,335
Johnson Controls, Inc.	1,600	130,128

		283,463
Automobiles 0.4%
General Motors Corp.	10,402	304,050
Harley-Davidson, Inc.	1,974	145,622

		449,672
Diversified Consumer Services 0.2%
H&R Block, Inc.	7,104	170,496
Hotels Restaurants & Leisure 1.5%
Chipotle Mexican Grill, Inc. "B"*	3,663	198,356
Darden Restaurants, Inc.	5,900	236,885
McDonald's Corp.	14,808	621,492
Starbucks Corp.*	871	30,738
Tim Hortons, Inc.	6,888	212,687
Wendy's International, Inc.	6,819	222,095
Wyndham Worldwide Corp.*	1,656	52,561

		1,574,814
Household Durables 0.7%
KB Home	4,587	237,102
Lennar Corp. "A"	5,325	279,563
Whirlpool Corp.	2,867	244,555

		761,220
Leisure Equipment & Products 0.3%
Mattel, Inc.	11,775	258,461
Media 3.5%
Comcast Corp. "A"*	22,075	893,155
E.W. Scripps Co. "A"	4,810	235,017
Gannett Co., Inc.	5,317	316,468
Idearc, Inc.*	1,462	40,263
News Corp. "A"	28,517	587,450
Omnicom Group, Inc.	3,365	343,768
Time Warner, Inc.	23,006	463,341
Viacom, Inc. "B"*	540	20,255
Walt Disney Co.	23,200	766,760

		3,666,477
Multiline Retail 1.4%
Family Dollar Stores, Inc.	3,300	92,037
J.C. Penney Co., Inc.	4,404	340,605
Kohl's Corp.*	5,448	379,181
Nordstrom, Inc.	6,100	299,022

Sears Holdings Corp.*	800	137,136
Target Corp.	3,599	209,066

		1,457,047
Specialty Retail 1.2%
AutoZone, Inc.*	2,252	255,850
Bed Bath & Beyond, Inc.*	7,309	283,224
Best Buy Co., Inc.	5,160	283,645
Home Depot, Inc.	3,402	129,174
Staples, Inc.	244	6,214
The Sherwin-Williams Co.	4,247	265,650

		1,223,757
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	3,659	362,058
VF Corp.	2,100	164,619

		526,677
Consumer Staples 10.7%
Beverages 2.4%
Anheuser-Busch Companies, Inc.	10,264	487,643
Coca-Cola Co.	20,939	980,573
PepsiCo, Inc.	16,505	1,022,815

		2,491,031
Food & Staples Retailing 2.1%
CVS Corp.	12,153	349,642
Safeway, Inc.	9,744	300,213
SUPERVALU, Inc.	7,529	257,943
Wal-Mart Stores, Inc.	24,188	1,115,067
Walgreen Co.	4,400	178,156

		2,201,021
Food Products 1.6%
Archer-Daniels-Midland Co.	9,771	342,962
Campbell Soup Co.	6,600	251,262
ConAgra Foods, Inc.	3,300	84,810
General Mills, Inc.	6,484	362,780
H.J. Heinz Co.	6,300	280,035
Kellogg Co.	5,900	293,702

		1,615,551
Household Products 2.5%
Clorox Co.	1,100	70,400
Colgate-Palmolive Co.	7,200	468,360
Kimberly-Clark Corp.	6,806	452,395
Procter & Gamble Co.	25,587	1,606,607

		2,597,762
Tobacco 2.1%
Altria Group, Inc.	19,203	1,617,085
Reynolds American, Inc.	4,400	282,656
UST, Inc.	4,100	229,518

		2,129,259
Energy 10.2%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	4,219	309,801
Halliburton Co.	2,100	70,854
Nabors Industries Ltd.*	5,600	189,056

Schlumberger Ltd.	6,341	434,232

		1,003,943
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	6,982	344,631
Apache Corp.	4,986	348,671
Chesapeake Energy Corp.	9,389	319,508
Chevron Corp.	20,800	1,504,256
ConocoPhillips	14,777	994,492
Devon Energy Corp.	6,492	476,318
EOG Resources, Inc.	400	28,212
ExxonMobil Corp.	51,079	3,923,378
Hess Corp.	5,600	281,512
Marathon Oil Corp.	854	80,601
Occidental Petroleum Corp.	10,300	518,502
Sunoco, Inc.	3,400	231,744
Valero Energy Corp.	8,600	473,602

		9,525,427
Financials 23.0%
Capital Markets 3.8%
Ameriprise Financial, Inc.	2,216	119,886
Bank of New York Co., Inc.	500	17,770
Bear Stearns Companies, Inc.	2,331	355,431
Franklin Resources, Inc.	2,200	234,828
Lehman Brothers Holdings, Inc.	6,800	500,956
Mellon Financial Corp.	3,900	156,897
Merrill Lynch & Co., Inc.	9,417	823,328
Morgan Stanley	11,302	860,760
The Goldman Sachs Group, Inc.	4,570	890,236

		3,960,092
Commercial Banks 4.0%
Comerica, Inc.	4,800	279,600
First Horizon National Corp.	2,600	103,636
KeyCorp.	5,300	191,330
National City Corp.	9,557	345,008
North Fork Bancorp., Inc.	10,100	283,507
Regions Financial Corp.	8,200	300,530
SunTrust Banks, Inc.	2,500	204,125
Synovus Financial Corp.	3,800	114,076
Wachovia Corp.	15,565	843,467
Wells Fargo & Co.	32,767	1,154,709
Zions Bancorp.	3,184	249,116

		4,069,104
Consumer Finance 0.4%
American Express Co.	1,999	117,381
SLM Corp.	6,835	313,317

		430,698
Diversified Financial Services 5.0%
Bank of America Corp.	40,472	2,179,417
Citigroup, Inc.	30,953	1,534,959
JPMorgan Chase & Co.	29,944	1,385,809

		5,100,185
Insurance 6.3%
ACE Ltd.	1,400	79,576

Aflac, Inc.	7,800	344,292
Allstate Corp.	8,297	526,694
Ambac Financial Group, Inc.	3,146	269,423
American International Group, Inc.	23,733	1,668,904
Aon Corp.	2,900	103,472
Chubb Corp.	6,900	357,144
Cincinnati Financial Corp.	420	18,598
Genworth Financial, Inc. "A"	8,200	268,960
Hartford Financial Services Group, Inc.	4,700	403,072
Lincoln National Corp.	5,516	350,762
MetLife, Inc.	6,820	400,539
Principal Financial Group, Inc.	3,768	217,602
Progressive Corp.	8,116	183,016
Prudential Financial, Inc.	6,407	522,042
Safeco Corp.	2,600	157,482
The St. Paul Travelers Companies, Inc.	5,100	264,231
Torchmark Corp.	3,900	246,558
UnumProvident Corp.	7,900	161,792

		6,544,159
Real Estate Investment Trusts 1.4%
Apartment Investment & Management Co. "A" (REIT)	4,248	244,855
Boston Properties, Inc. (REIT)	889	104,058
Equity Office Properties Trust (REIT)	7,440	358,608
Simon Property Group, Inc. (REIT)	3,936	401,393
Vornado Realty Trust (REIT)	2,666	336,209

		1,445,123
Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. "A"*	8,000	263,440
Realogy Corp.*	2,070	54,006

		317,446
Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	9,000	357,480
Fannie Mae	4,600	262,338
Freddie Mac	7,931	532,646
MGIC Investment Corp.	3,650	211,554
Washington Mutual, Inc.	12,072	527,305

		1,891,323
Health Care 11.0%
Biotechnology 1.3%
Amgen, Inc.*	12,259	870,389
Biogen Idec, Inc.*	1,839	96,106
Celgene Corp.*	6,700	373,391

		1,339,886
Health Care Equipment & Supplies 0.8%
Bausch & Lomb, Inc.	2,735	132,429
Baxter International, Inc.	9,507	425,343
Becton, Dickinson & Co.	1,800	129,096
Zimmer Holdings, Inc.*	2,200	160,512

		847,380
Health Care Providers & Services 1.7%
Aetna, Inc.	400	16,524
AmerisourceBergen Corp.	5,800	266,742
Laboratory Corp. of America Holdings*	3,872	274,138

Manor Care, Inc.	4,376	207,947
UnitedHealth Group, Inc.	14,624	717,746
WellPoint, Inc.*	3,100	234,577

		1,717,674
Health Care Technology 0.2%
IMS Health, Inc.	8,494	233,330
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.*	7,042	308,651
Pharmaceuticals 6.7%
Abbott Laboratories	15,604	728,083
Bristol-Myers Squibb Co.	7,824	194,270
Eli Lilly & Co.	9,400	503,746
Forest Laboratories, Inc.*	1,800	87,660
Johnson & Johnson	26,808	1,766,915
Merck & Co., Inc.	22,113	984,250
Pfizer, Inc.	65,866	1,810,656
Schering-Plough Corp.	3,330	73,293
Watson Pharmaceuticals, Inc.*	2,100	53,907
Wyeth	14,700	709,716

		6,912,496
Industrials 11.3%
Aerospace & Defense 3.0%
Boeing Co.	4,207	372,446
General Dynamics Corp.	6,031	451,360
Honeywell International, Inc.	11,200	481,376
Lockheed Martin Corp.	5,230	473,054
Northrop Grumman Corp.	5,900	394,887
Raytheon Co.	3,661	186,857
United Technologies Corp.	11,104	716,541

		3,076,521
Air Freight & Logistics 1.2%
FedEx Corp.	3,152	363,836
United Parcel Service, Inc. "B"	11,113	865,925

		1,229,761
Commercial Services & Supplies 0.3%
Waste Management, Inc.	9,500	347,795
Electrical Equipment 0.7%
American Power Conversion Corp.	8,118	246,381
Emerson Electric Co.	5,600	485,520

		731,901
Industrial Conglomerates 4.3%
3M Co.	8,599	700,474
General Electric Co.	86,113	3,038,067
Tyco International Ltd.	23,000	696,670

		4,435,211
Machinery 1.0%
Caterpillar, Inc.	2,000	124,060
Cummins, Inc.	1,905	228,448
Danaher Corp.	4,729	345,784
Illinois Tool Works, Inc.	7,100	335,120
Parker Hannifin Corp.	300	25,044

		1,058,456

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	427	32,093
CSX Corp.	9,100	326,326
Union Pacific Corp.	3,171	287,039

		645,458
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	2,000	144,720
Information Technology 13.8%
Communications Equipment 2.2%
Andrew Corp.*	9,961	99,311
Cisco Systems, Inc.*	57,252	1,538,934
Corning, Inc.*	2,964	63,904
Motorola, Inc.	27,587	611,604
QUALCOMM, Inc.	328	12,001

		2,325,754
Computers & Peripherals 3.8%
Apple Computer, Inc.*	3,638	333,532
Dell, Inc.*	10,300	280,572
EMC Corp.*	2,500	32,775
Hewlett-Packard Co.	27,396	1,081,046
International Business Machines Corp.	14,513	1,334,035
Lexmark International, Inc. "A"*	3,913	269,919
Network Appliance, Inc.*	8,197	321,404
QLogic Corp.*	10,600	235,850

		3,889,133
Internet Software & Services 1.0%
Google, Inc. "A"*	2,149	1,042,093
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	4,751	240,163
Automatic Data Processing, Inc.	639	30,819
Computer Sciences Corp.*	4,800	250,560
Convergys Corp.*	9,545	230,226
Fiserv, Inc.*	100	5,111
Western Union Co.*	6,213	141,656

		898,535
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	22,440	403,471
Freescale Semiconductor, Inc. "B"*	4,704	187,831
Intel Corp.	56,194	1,199,742
KLA-Tencor Corp.	5,613	290,024
Micron Technology, Inc.*	17,012	248,375
Novellus Systems, Inc.*	7,715	240,862
NVIDIA Corp.*	8,488	313,971
Texas Instruments, Inc.	5,653	167,046

		3,051,322
Software 3.0%
Microsoft Corp.	77,170	2,263,396
Oracle Corp.*	43,299	823,980

		3,087,376
Materials 2.2%
Chemicals 1.0%
Ashland, Inc.	3,552	240,151

Dow Chemical Co.	3,100	124,031
E.I. du Pont de Nemours & Co.	3,187	149,566
PPG Industries, Inc.	4,300	276,490
Sigma-Aldrich Corp.	3,200	243,552

		1,033,790
Metals & Mining 1.2%
Alcoa, Inc.	12,500	389,625
Allegheny Technologies, Inc.	1,618	145,053
Phelps Dodge Corp.	3,783	465,309
United States Steel Corp.	3,863	288,914

		1,288,901
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	37,702	1,278,475
BellSouth Corp.	19,441	866,874
CenturyTel, Inc.	3,703	157,563
Embarq Corp.	1,266	65,136
Qwest Communications International, Inc.*	34,479	265,143
Verizon Communications, Inc.	17,858	623,958

		3,257,149
Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.	13,164	256,830
Utilities 3.5%
Electric Utilities 1.6%
American Electric Power Co., Inc.	7,292	302,691
Entergy Corp.	3,995	364,823
Exelon Corp.	1,928	117,088
FirstEnergy Corp.	4,971	297,465
FPL Group, Inc.	3,254	173,438
Pinnacle West Capital Corp.	2,924	144,270
Progress Energy, Inc.	1,400	66,878
Southern Co.	4,553	165,046

		1,631,699
Gas Utilities 0.2%
Nicor, Inc.	4,500	222,975
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	1,200	82,332
TXU Corp.	859	49,298

		131,630
Multi-Utilities 1.6%
Ameren Corp.	1,200	65,652
CenterPoint Energy, Inc.	8,600	140,610
Consolidated Edison, Inc.	6,100	294,142
DTE Energy Co.	1,500	70,635
Duke Energy Corp.	3,700	117,364
KeySpan Corp.	6,443	264,356
Public Service Enterprise Group, Inc.	4,855	326,353
Sempra Energy	5,845	318,553

		1,597,665

Total Common Stocks (Cost $78,977,147)		102,438,300

				Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bills:
4.85% **, 2/22/2007 (a)				50,000	49,441
4.932% **, 2/22/2007 (a)				10,000	9,887

Total US Treasury Obligations (Cost $59,328)					59,328
				Shares	Value ($)

Cash Equivalents 0.8%
Cash Management QP Trust, 5.33% (b) (Cost $908,175)				908,175	908,175
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 79,944,650)				100.0	103,405,803
Other Assets and Liabilities, Net				0.0	(22,729)

Net Assets				100.0	103,383,074

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				At November 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At November 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S & P Mini 500 Index	12/15/2006	16	1,121,240	1,122,320	1,080

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Enhanced S&P 500 Index Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007